INCOME TAX	12 Months Ended
Dec. 31, 2017
INCOME TAX
INCOME TAX

20. INCOME TAX

        Significant components of income tax expense for the year ended December 31, 2017, 2016 and 2015 was as follows:

	Year ended December 31,
	2017	2016	2015
Current income tax charge	20,712	15,177	11,865
Adjustments recognised for current tax of prior periods	673	98	284

Total current income tax	21,385	15,275	12,149

Deferred tax	(2,408)	(137)	1,782

Income tax expense on continuing operations	18,977	15,138	13,931

        Income tax expense on continuing operations excludes the tax income from the discontinued operations of RUB nil, RUB 192 million and RUB 661 million for the year ended December 31, 2017, 2016 and 2015, respectively; it has been included in loss from discontinued operations (Note 27).

        The statutory income tax rates in jurisdictions in which the Group operates for 2017, 2016 and 2015 were as follows: Russia and Armenia—20%, Ukraine—18%, Turkmenistan—8%, Czech Republic –19%. The Russian statutory income tax rate of 20% reconciled to the Group's effective income tax rate for the year ended December 31, 2017, 2016 and 2015 as follows:

	Year ended December 31,
	2017	2016	2015
Statutory income tax rate for the year	20.0%	20.0%	20.0%
Adjustments:
Expenses not deductible for tax purposes	1.7	2.1	3.1
Prior periods tax effects	0.8	0.1	0.5
Different tax rate of foreign subsidiaries	—	(0.5)	(0.8)
Earnings distribution from subsidiaries	0.9	0.2	(1.9)
Change in fair value of derivative financial instruments	0.4	0.3	(0.1)
Derecognition of deferred tax assets	0.7	—	—
Other	0.6	0.2	—

Effective income tax rate	25.1%	22.4%	20.8%

        As of December 31, 2017 and 2016 the Group reported the following deferred income tax assets and liabilities in the consolidated statement of financial position:

	December 31, 2017	December 31, 2016
Deferred tax assets	5,545	6,150
Deferred tax liabilities	(23,773)	(26,611)

Net deferred tax liabilities	(18,228)	(20,461)

        Movements in the deferred tax assets and liabilities for the year ended December 31, 2016 were as follows:

	January 1, 2016	Recognised in profit / loss	Recognised in other comprehensive income	Effect of disposal	December 31, 2016
Assets / (liabilities) arising from tax effect of:
Depreciation of property, plant and equipment	(15,648)	(325)	(653)	(2,675)	(19,301)
Other intangible assets	(6,454)	(1,241)	29	572	(7,094)
Potential distributions from / to Group's subsidiaries / associates	(4,738)	203	548	—	(3,987)
Licenses	(1,805)	(431)	137	—	(2,099)
Customer base	(782)	122	—	—	(660)
Accrued expenses for services	7,807	(1,280)	(131)	(14)	6,382
Lease obligations	2,351	(152)	—	—	2,199
Loss carryforward	1,887	383	(49)	(304)	1,917
Provision for investment in Delta Bank in Ukraine	889	—	(236)	—	653
Deferred connection fees	639	(20)	(32)	(47)	540
Hedge and other	(2,205)	3,070	131	(7)	989

Net deferred tax liability	(18,059)	329	(256)	(2,475)	(20,461)

        Movements in the deferred tax assets and liabilities for the year ended December 31, 2017 were as follows:

	December 31, 2016	Recognised in profit / loss	Recognised in other comprehensive income	Effect of acquisitions	Effect of derecognition	December 31, 2017
Assets / (liabilities) arising from tax effect of:
Depreciation of property, plant and equipment	(19,301)	599	(39)	—	(180)	(18,921)
Other intangible assets	(7,094)	(290)	(8)	(59)	(3)	(7,454)
Potential distributions from / to Group's subsidiaries / associates	(3,987)	(175)	119	—	—	(4,043)
Licenses	(2,099)	80	25	—	—	(1,994)
Customer base	(660)	124	—	—	—	(536)
Accrued expenses for services	6,382	761	(9)	—	(3)	7,131
Lease obligations	2,199	164	—	—	—	2,363
Loss carryforward	1,917	226	—	—	—	2,143
Provision for investment in Delta Bank in Ukraine	653	—	(52)	—	—	601
Deferred connection fees	540	33	(11)	—	—	562
Hedge and other	989	1,077	(141)	—	(5)	1,920

Net deferred tax liability	(20,461)	2,599	(116)	(59)	(191)	(18,228)

        The Group recognizes deferred income tax on future dividend distributions from foreign subsidiaries and associates which are based on cumulative undistributed earnings of those foreign subsidiaries in accordance with local statutory accounting regulations.

        The Group recognizes deferred tax assets in respect of tax losses carried forward to the extent that realization of tax losses against future taxable profit is probable. Deferred tax assets related to tax losses of the Group's subsidiaries are recognized based on the fact that certain tax planning opportunities are available to these subsidiaries that will create taxable profit in the period in which the unused tax losses can be utilized. The amount of the deferred tax asset considered realizable, however, could be remeasured if estimates of future taxable income are changed.

        Federal law #401-FZ dated November 30, 2016 allowed for the indefinite carry forward of tax losses, whereas previously carry forward of tax losses was restricted to 10 years. Also the law specified that tax base for the years 2017-2020 may not be reduced by tax losses carried forward for the amount exceeding 50% of the base.

        Unused tax losses with indefinite expiry date, for which deferred tax assets were not recognized in the consolidated statement of financial position as of December 31, 2017 and 2016 amounted to RUB 18,003 million and RUB 8,307 million, respectively.

        The Group accrued following amounts for uncertain income tax positions as component of income tax payable:

	December 31, 2017	December 31, 2016
Uncertain income tax positions	906	756

        Generally, uncertain income tax positions were originated from results of tax audit.